UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

                           (Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	02/29/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

February 29, 2008

(Unaudited)

Fund Adviser:

NS Investment Partners, LLC

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

Toll Free (800) 470-1019

Performance Results

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the NS Small Cap Growth Fund, to obtain performance data current to the most recent month-end or to request a prospectus, please call 1-800-470-1019. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund’s holdings are subject to change at any time.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on September 15, 2006 (inception date of the Fund) and held through February 29, 2008. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the NS Small Cap Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-470-1019. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

The Fund invests primarily in a diversified portfolio of common stocks of small capitalization companies that the Fund’s adviser, NS Investment Partners, LLC, believes have growth characteristics. The adviser defines small capitalization companies as those with market capitalizations at the time of purchase of $2 billion or less, although the adviser also may consider companies included in the Russell 2000 Growth Index.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (September 1, 2007) and held for the entire period (through February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

NS Small Cap Growth Fund	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During the Period* September 1, 2007 – February 29, 2008
Actual	$1,000.00	$755.42	$8.74
Hypothetical (5% return before expenses)	$1,000.00	$1,014.91	$10.03

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

NS Small Cap Growth Fund Schedule of Investments February 29, 2008 (Unaudited)

Common Stocks - 97.05%	Shares	Value

Agricultural Services - 1.14%
Calavo Growers, Inc.	1,500	$ 28,755

Apparel & Other Finished Products of Fabrics & Similar Material - 4.22%
Lululemon Athletica, Inc. (a)	1,750	47,075
The Gymboree Corp. (a)	1,500	59,385
		106,460

Commodity Contracts Brokers & Dealers - 2.13%
FCStone Group, Inc. (a)	1,150	53,636

Computer Communications Equipment - 2.39%
Riverbed Technology, Inc. (a)	3,000	60,180

Computer Peripheral Equipment - 2.34%
Sigma Designs, Inc. (a)	2,000	58,900

Computer Storage Devices - 4.01%
Blue Coat Systems, Inc. (a)	2,500	58,700
Data Domain, Inc. (a)	2,000	42,480
		101,180

Deep Sea Foreign Transportation of Freight - 1.78%
Hornbeck Offshore Services, Inc. (a)	1,000	44,930

Electromedical & Electrotherapeutic Apparatus - 8.92%
Masimo Corp. (a)	1,500	48,090
Natus Medical, Inc. (a)	2,000	37,980
TomoTherapy, Inc. (a)	2,500	32,925
Vnus Medical Technologies (a)	3,000	56,070
Zoll Medical Corp. (a)	2,000	49,760
		224,825

Electronic Components & Accessories - 0.83%
Comtech Group, Inc. (a)	2,000	20,920

Electronic Computers - 2.72%
Omnicell, Inc. (a)	1,000	19,000
Netezza Corp. (a)	5,000	49,500
		68,500

Fabricated Plate Work (Boiler Shops) - 2.72%
Chart Industries, Inc. (a)	2,000	68,620

Footwear, (No Rubber) - 1.24%
Iconix Brand Group, Inc. (a)	1,500	31,170

In Vitro & In Vivo Diagnostic Substances - 3.06%
Meridian Bioscience, Inc.	2,250	77,107

Oil & Gas Field Machinery & Equipment - 2.07%
Bolt Technology Corp. (a)	3,000	52,170

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund Schedule of Investments - continued February 29, 2008 (Unaudited)

Common Stocks - 97.05% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.37%
Ceragon Networks Ltd. (a)	4,000	$ 34,640

Retail - Apparel & Accessory Stores - 1.40%
Zumiez, Inc. (a)	2,000	35,160

Retail - Eating Places - 4.86%
Buffalo Wild Wings, Inc. (a)	2,000	46,340
Kona Grill, Inc. (a)	4,000	38,920
Texas Roadhouse, Inc. - Class A (a)	4,000	37,200
		122,460

Retail - Retail Stores - 1.43%
Titan Machinery, Inc. (a)	2,000	36,020

Retail - Variety Stores - 1.44%
PriceSmart, Inc.	1,500	36,390

Semiconductors & Related Devices - 8.54%
Cavium Networks, Inc. (a)	2,000	28,440
EMCORE Corp. (a)	2,000	22,100
Netlogic Microsystems, Inc. (a)	2,000	47,200
NVE Corp. (a)	2,000	51,000
Rubicon Technology, Inc. (a)	1,500	44,115
Silicon Motion Technology Corp. (a) (b)	1,500	22,305
		215,160

Services - Advertising Agencies - 0.96%
MDC Partners, Inc. - Class A (a)	3,000	24,210

Services - Business Services - 3.21%
HMS Holdings Corp. (a)	1,500	41,040
Phase Forward, Inc. (a)	2,500	39,825
		80,865

Services - Computer Programming Services - 2.46%
Bluephoenix Solutions, Ltd. (a)	3,000	29,910
Synchronoss Technologies, Inc. (a)	2,000	32,160
		62,070

Services - Management Consulting Services - 3.26%
Exponent, Inc. (a)	1,000	29,100
Huron Consulting Group, Inc. (a)	1,000	53,060
		82,160

Services - Medical Laboratories - 2.90%
Bio-Reference Laboratories, Inc. (a)	1,250	34,563
Genoptix, Inc. (a)	1,500	38,505
		73,068

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund Schedule of Investments - continued February 29, 2008 (Unaudited)

Common Stocks - 97.05% - continued	Shares	Value

Services - Miscellaneous Repair Services - 1.21%
Team, Inc. (a)	1,000	$ 30,490

Services - Prepackaged Software - 7.71%
Ansoft Corp. (a)	1,500	36,480
Art Technology Group. Inc. (a)	10,000	33,800
Blackboard, Inc. (a)	1,000	28,770
DemandTec, Inc. (a)	3,000	30,450
Double-Take Software, Inc. (a)	1,500	15,585
Vocus, Inc. (a)	2,000	49,120
		194,205

Services - Social Services - 1.70%
Almost Family, Inc. (a)	2,000	42,860

Special Industry Machinery - 4.57%
BTU International, Inc. (a)	1,500	16,080
Semitool, Inc. (a)	4,000	31,440
Varian Semiconductor Equipment Associates, Inc. (a)	2,000	67,560
		115,080

Surgical & Medical Instruments & Apparatus - 4.50%
AngioDynamics, Inc. (a)	2,000	33,160
China Medical Technologies, Inc. (b)	1,000	46,000
Insulet Corp. (a)	2,000	34,260
		113,420

Wholesale - Beer, Wine, Distilled Alcoholic Beverages - 2.31%
Central European Distribution Corp. (a)	1,000	58,180

Wholesale - Industrial Machinery & Equipment - 1.48%
DXP Enterprises, Inc. (a)	1,000	37,380

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.17%
Chindex International, Inc. (a)	1,500	54,765

TOTAL COMMON STOCKS (Cost $2,497,126)		2,445,936

Money Market Securities - 3.78%
Huntington Money Market Fund, 2.36% (c)	95,315	95,315

TOTAL MONEY MARKET SECURITIES (Cost $95,315)		95,315

TOTAL INVESTMENTS (Cost $2,592,441) - 100.83%		$ 2,541,251

Liabilities in excess of other assets - (0.83)%		(20,980)

TOTAL NET ASSETS - 100.00%		$ 2,520,271

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at February 29, 2008.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Assets and Liabilities
February 29, 2008 (Unaudited)

Assets
Investments in securities, at fair value (cost $2,592,441)	$ 2,541,251
Interest receivable	145
Prepaid expenses	1,131
Receivable due from Adviser (a)	7,000
Receivable for investments sold	72,633
Total assets	2,622,160

Liabilities
Payable for investments purchased	74,405
Payable to Trustees and Officers	2,142
Payable to Administrator, Fund Accountant, and Transfer Agent	11,465
Other accrued expenses	12,711
Payable to Custodian	1,166
Total liabilities	101,889

Net Assets	$ 2,520,271

Net Assets consist of:
Paid in capital	$ 3,007,299
Accumulated net realized (loss) from investment transactions	(435,838)
Net unrealized depreciation on investments	(51,190)

Net Assets	$ 2,520,271

Shares outstanding (unlimited number of shares authorized)	301,131

Net Asset Value and offering price per share	$ 8.37

Redemption price per share* ($8.37 * 98%)	$ 8.20

* The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.
(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Operations
For the six month period ended February 29, 2008 (Unaudited)

Investment Income
Dividend income	$ 1,498
Interest income	2,583
Total Investment Income	4,081

Expenses
Investment Adviser fee (a)	15,810
Administration expenses	15,415
Fund accounting expenses	12,431
Transfer agent expenses	11,735
Legal expenses	6,962
Auditing expenses	6,712
Registration expenses	4,566
Custodian expenses	3,232
Trustee expenses	2,736
CCO expenses	2,735
Pricing expenses	2,386
Miscellaneous expenses	994
Insurance expense	504
Printing expenses	100
Total Expenses	86,318
Less: Fees waived and expenses reimbursed by Adviser (a)	(54,698)
Net operating expenses	31,620
Net Investment (Loss)	(27,539)

Realized & Unrealized Gain (Loss) on Investments
Net realized (loss) on investment securities	(266,919)
Change in unrealized appreciation (depreciation)
on investment securities	(538,785)
Net realized and unrealized loss on investment securities	(805,704)
Net decrease in net assets resulting from operations	$ (833,243)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Statement of Changes In Net Assets
	Six months ended
	February 29, 2008	Period ended
	(unaudited)	August 31, 2007	(a)
Operations
Net investment (loss)	$ (27,539)	$ (37,075)
Net realized (loss) on investment securities	(266,919)	(168,919)
Change in unrealized appreciation (depreciation) on investment securities	(538,785)	487,594
Net increase (decrease) in net assets resulting from operations	(833,243)	281,600

Distributions
From return of capital	-	(5,670)
Total distributions	-	(5,670)

Capital Share Transactions
Proceeds from Fund shares sold	205,000	2,867,019
Reinvestment of distributions	-	5,670
Amount paid for Fund shares repurchased	(60)	(45)
Net increase in net assets resulting
from capital share transactions	204,940	2,872,644

Total Increase (Decrease) in Net Assets	(628,303)	3,148,574

Net Assets
Beginning of period	3,148,574	-

End of period	$ 2,520,271	$ 3,148,574

Accumulated net investment (loss)
included in net assets at end of period	$ (27,539)	$ -

Capital Share Transactions
Shares sold	17,043	283,550
Shares issued in reinvestment of distributions	-	547
Shares repurchased	(5)	(4)

Net increase from capital share transactions	17,038	284,093

(a) For the period September 15, 2006 (the date the Fund commenced operations) through August 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Financial Highlights
(For a share outstanding during the period)
	Six months ended
	February 29, 2008	Period ended
	(Unaudited)	August 31, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 11.08	$ 10.00

Income from investment operations:
Net investment (loss)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.62)	1.23
Total from investment operations	(2.71)	1.10

Less distributions to shareholders:
From return of capital	-	(0.02)
Total distributions	-	(0.02)

Net asset value, end of period	$ 8.37	$ 11.08

Total Return (b) (c)	-24.46%	11.04%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 2,520	$ 3,149
Ratio of expenses to average net assets (d)	2.00%	2.00%
Ratio of expenses to average net assets
before reimbursement (d)	5.47%	6.38%
Ratio of net investment income to
average net assets (d)	(1.74)%	(1.42)%
Ratio of net investment income to
average net assets before reimbursement (d)	(5.21)%	(5.80)%
Portfolio turnover rate	56.75%	125.96%

(a) For the period September 15, 2006 (the date the Fund commenced operations) through August 31, 2007.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(unaudited)

NOTE 1.	ORGANIZATION

NS Small Cap Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on May 15, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The Fund commenced operations on September 15, 2006. The Fund’s investment adviser is NS Investment Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last quoted sale price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Pricing Committee of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or thinly traded securities are more likely to trigger fair valuation than other securities.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the six months ended February 29, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards SFAS No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Fund, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended February 29, 2008, the Adviser earned fees of $15,810 from the Fund before waiving a portion of those fees, as described below.

The Adviser has contractually agreed through August 31, 2008 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s net operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses at 2.00% of average daily net assets. For the six months ended February 29, 2008, the Adviser waived management fees and reimbursed Fund expenses totaling $54,698. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 2.00% expense limitation. Consequently, as of February 29, 2008, $54,698 is subject to such potential repayment through September 1, 2010. At February 29, 2008 the Adviser owed $7,000 to the Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 29, 2008, Unified earned fees of $15,415 for administrative services provided to the Fund. At February 29, 2008 the Fund owed Unified $5,416 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended February 29, 2008, the Custodian earned fees of $3,232 for custody services provided to the Fund. At February 29, 2008, the Fund owed the Custodian $1,166. A Trustee of the Trust is a member of management of the Custodian.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended February 29, 2008, Unified earned fees of $8,951 from the Fund for transfer agent services provided to the Fund and $2,784 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended February 29, 2008 Unified earned fees of $12,431 from the Fund for fund accounting services provided to the Fund. At February 29, 2008 the Fund owed Unified $1,952 for transfer agent services and $4,097 for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Fund does not currently intend to activate the Plan but may do so at any time.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the six months ended February 29, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A member of the Trust is a member of management of Huntington

NS Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is also an officer of the Distributor.

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended February 29, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of February 29, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

At February 29, 2008, the aggregate cost of securities for federal income tax purposes was $2,592,441.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2008, Gary L. Pilgrim owned 33.25% of the Fund and Richard A. Englander, an affiliate of an affiliate of the Adviser, owned 35.94% of the Fund. As a result, these individuals may be deemed to control the Fund.

NS Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(unaudited)

NOTE 7.	DISTRIBUTION

The tax characterization of distributions for the fiscal period ended August 31, 2007 was as follows:

There were no distributions for the six months ended February 29, 2008.

As of August 31, 2007, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

As of August 31, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of Post-October losses.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 470-1019 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER

NS Investment Partners, LLC

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Semi-Annual Report

February 29, 2008

(Unaudited)

Fund Advisor:

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

Toll Free (800) 238-7701

To Our Shareholders:

The Archer Balanced Fund had a total return of -6.85% for the six months ended February 29, 2008 and 11.00% (4.40% annualized) since inception (September 27, 2005) compared to a total return of -4.27% and 12.76% (5.08% annualized) for the Dow Jones U.S. Moderate Relative Risk Index, respectively. For the six month period ending February 29, 2008, the Fund’s net assets of $10.6 million consisted of 71.05% stocks, 19.26% fixed-income securities and 8.40% cash equivalents.

Performance Review

The Fund’s six month performance was weak. The weakness started by the difficulties in the credit markets and ultimately extended to the equity markets as a whole. The weak performance for the S&P 500 Index and the Fund was driven mainly by the financial sector. The continued liquidity problems in the markets will hang over the market as a whole until the credit issues and liquidity issues in the market cease to exist. The only bright spots, if you want to call them that, in the market have been agriculture and oil. Although we do not have any real exposure to agriculture, our oil stocks and positions tied to oil held up nicely. I have continued to adjust positions in the equity sector as the market has fallen, looking for good entry points to hold assets over the next three to five years.

We had no exposure to the Treasury market in the past six months as we exited the positions in the prior period. Frankly we exited these positions a bit too early. However, the long-term yields on Treasuries, currently 3.53%, are so minimal. I do not think it is a good place to invest over the next one to five years. I will revisit this if yields increase to reflect the inflation in the U.S. economy. Although inflation appears to be tame by Government standards, anyone who buys gasoline or groceries can surely see the impact the inflation may have on the economy. With this said, I think the Reverse Convertible Notes are the better place to invest our dollars.

Equity Portfolio

The market made lemons out of the majority of the equity positions over the last six months. We will look for opportunities to make lemonade over the next three to five years. We continue to believe in the portfolio we hold. Although the markets go through cycles of rewarding Value or Growth equities, ultimately each has performed well historically. Currently, Value appears to be out of favor.

•

During the six month period we minimized our exposure to foreign equity ADRs, banking institutions, and home improvement. Further, we then increased or initiated new positions in stocks which have exposure to energy and health care like Noble Corp, GE, Eli Lilly, Bristol Myers, and Zimmer Holdings.

•

The only notable gains for the six months came from retail stocks like Wal-Mart and CVS. We continue to hold these stocks as the economy tightens its belt. We will continue to hold these positions until we feel they have run too far too fast.

•

The weakness in the equities was too many to list as the vast majority of stocks faltered. Those stocks which clearly created a stench were AIG, Bank of America, Wells Fargo, and any other position which had ties to the financial markets. We exited positions in Fifth Third, Wachovia, and Citigroup. Looking back these moves were well timed.

We will continue to adjust our equity portfolio to changing market conditions and look to reduce risk in the overall portfolio by maintaining significant positions in financials, health care, utilities, and energy. We will look for additional sectors with long-term opportunity. Although the market has made lemons out of many of the stocks in the broader market, I expect there to be a great lemonade stand this summer and fall on Wall Street.

Fixed-Income Portfolio

For the six months ended February 29, 2008, the fixed income portfolio’s return was mildly positive. We will continue to look for Reverse Convertible Notes on equities we would not mind owning or already own in the portfolio. We believe the Reverse Convertible Notes will yield close to 7% - 8.5% on the issues we currently own including transfers to equities.

As I stated previously, I believe the current inflation in the economy is higher than the numbers reported. This will not bode well for U.S. Treasuries over the next twelve months. We believe the rally in the Treasury market has been a flight to quality. If the market were to rebound, the Treasury market rally would be short-lived and they would begin to sell off lowering their price and raising the yield. This is not where we currently want to invest. We will revisit this after the Treasury market resembles what we think is a fair value.

Current Strategy

We will continue to monitor the performance of each security held by the Fund on a case by case basis putting valuations on the securities and adjusting the portfolio likewise. There will be times when we discontinue holding a specific security if we feel the valuation is beyond a reasonable valuation of the company. There may be companies that have positive outlooks, but we feel the valuation becomes too high to justify staying in at those levels. If we feel the valuation plays back to a “buying” level, then you may see a re-entry into stocks we have once sold.

The market’s volatility as of the end of February is quite high. During these times, it is important to focus on buying companies with long-term horizons, using a strict fundamental valuation of an individual company and not buying sectors because they are hot currently. All shareholders are encouraged to invest over a long-term horizon.

As we stated in our last annual report, we expected a market decline would ultimately be healthy over the long-term for the market. We have now had the declines we were looking for and expect the market to carve out a bottom retesting the January lows once or twice more. This may allow the market to shed some of the credit and liquidity issues by the beginning of May 2008.

We will continue to monitor the fixed income side of the portfolio for prospects of inflation, declines in interest rates, and overall yield.

We will continue to monitor our turnover of positions to attempt to limit the tax effects of the sales of securities as well. However, the tax ramifications are secondary to the valuation of the security.

We continue to purchase securities with a long-term time horizon of three to five years and maintain this policy when purchasing any new securities for the equity side of the portfolio. We may continue to purchase one year notes and short-term equivalents if we feel it is the most appropriate place to invest given the current investment climate.

Thank you for your support for the past year as a shareholder of the Archer Balanced Fund. We welcome any comments or questions at any time.

The views expressed are those of the investment advisor as of February 29, 2008 and are not intended as a forecast or investment recommendations.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling shareholder services at 1-800-238-7701.

The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.  You may obtain a current copy of the Fund’s prospectus by calling 1-866-616-4848.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones US Moderate Relative Risk Index represents a diversified portfolio of U.S. stocks, bonds and cash, and seeks to capture 60% of the risk of the stock market. Although the stock, bond and cash allocations will be approximately 60/35/5, they will vary from month to month based on the risk and correlation of the three asset classes. The Index's equity allocation is weighted equally among six Dow Jones stock indexes (Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, Small-Cap Value). The Index's fixed income allocation is equally weighted among three Lehman Brothers bond indexes: Government Bond, Corporate Bond and Mortgage Bond. The Index's cash allocation is represented by the Lehman Brothers U.S. Treasury Bills: 1-3 Months Index. Individuals cannot invest directly in these indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on September 27, 2005 (commencement of Fund operations) and held through February 29, 2008. The Dow Jones U.S. Moderate Relative Risk Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index represents a diversified portfolio of U.S. stocks, bonds and cash, and seeks to capture 60% of the risk of the stock market. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.  You may obtain a current copy of the Fund’s prospectus by calling 1-866-616-4848.

The Fund is distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208 (Member FINRA/SIPC).

Fund Holdings– (Unaudited)

1As a percentage of net assets.
[2]Equity securities with market capitalizations above $10 billion.
[3]Equity securities with market capitalizations below $10 billion.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses_ (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 through February 29, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Archer Balanced Fund	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During the Period September 1, 2007 – February 29, 2008*
Actual	$1,000.00	$931.47	$5.76
Hypothetical**	$1,000.00	$1,018.90	$6.02

*Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Archer Balanced Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 67.14%	Shares	Value

Air Courier Services - 2.90%
FedEx Corp.	3,500	$ 308,455

Aircraft - 2.34%
The Boeing Co.	3,000	248,370

Computer & Office Equipment - 1.07%
International Business Machines Corp.	1,000	113,860

Deep Sea Foreign Transportation of Freight - 0.80%
Diana Shipping, Inc.	3,000	85,500

Drilling Oil & Gas Wells - 1.85%
Noble Corp.	4,000	196,600

Electric Services - 2.18%
Great Plains Energy, Inc.	5,000	127,150
Progress Energy, Inc.	2,500	104,775
		231,925

Electric & Other Services Combined - 2.51%
Duke Energy Corp.	10,000	175,400
Integrys Energy Group, Inc.	2,000	91,940
		267,340

Electronic & Other Electrical Equipment - 3.12%
General Electric Co.	10,000	331,400

Fire, Marine & Casualty Insurance - 2.20%
American International Group, Inc.	5,000	234,300

Hospital & Medical Service Plans - 3.06%
UnitedHealth Group, Inc.	7,000	325,360

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.66%
Vulcan Materials Co.	1,000	70,100

National Commercial Banks - 7.31%
Bank of America Corp.	9,800	389,452
U.S. Bancorp	3,000	96,060
Wells Fargo & Co.	10,000	292,300
		777,812

Natural Gas Distribution - 0.64%
Nicor, Inc.	2,000	68,200

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
February 29, 2008
(Unaudited)

Common Stocks - 67.14% - continued	Shares	Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.54%
Zimmer Holdings, Inc. (a)	5,000	$ 376,450

Petroleum Refining - 2.85%
BP plc (b)	2,000	129,740
Chevron Corp.	2,000	173,320
		303,060

Pharmaceutical Preparations - 11.78%
Bristol-Myers Squibb Co.	12,000	271,320
Eli Lilly & Co.	8,000	400,160
Johnson & Johnson	7,000	433,720
Novartis AG (b)	3,000	147,450
		1,252,650

Retail - Drug Stores and Proprietary Stores - 1.52%
CVS Caremark Corp.	4,000	161,520

Retail - Variety Stores - 1.87%
Wal-Mart Stores, Inc.	4,000	198,360

Rolling Drawing & Extruding of Nonferrous Metals - 0.72%
Olin Corp.	4,000	76,880

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.10%
Garmin, Ltd.	2,000	117,420

Semiconductors & Related Devices - 2.54%
Texas Instruments, Inc.	9,000	269,640

Services - Business Services - 1.33%
Accenture, Ltd. - Class A	4,000	141,000

Services - Miscellaneous Amusement & Recreation - 3.05%
The Walt Disney Co.	10,000	324,100

Services - Motion Picture & Video Tape Production - 1.61%
Time Warner, Inc.	11,000	171,710

Services - Prepackaged Software - 3.53%
Microsoft Corp.	13,800	375,636

Telephone Communications - 1.06%
BT Group plc (b)	2,500	113,175

TOTAL COMMON STOCKS (Cost $7,253,769)		7,140,823

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Real Estate Investment Trusts - 3.91%	Shares	Value

Duke Realty Corp.	9,000	$ 206,280
Inland Real Estate Corp.	15,000	209,100

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $452,237)		415,380

	Principal
Reverse Convertible Notes - 19.26%	Amount	Value

ABN Amro Bank NV, 10.00%, 12/31/2008 convertible to General Electric Co.	$ 300,000	$ 282,150
ABN Amro Bank NV, 14.25%, 8/29/2008 convertible to Intel Corp.	175,000	172,415
Barclays Bank PLC, 10.90%, 4/15/2008 convertible to Wal-Mart Stores, Inc.	500,000	500,000
CommerzBank, 8.50%, 5/14/2008 convertible to Bank of America Corp.	300,000	232,170
CommerzBank, 7.05%, 3/14/2008 convertible to General Electric Co.	300,000	299,941
CommerzBank, 8.50%, 3/05/2009 convertible to Pfizer, Inc.	250,000	247,500
Lehman Brothers Holdings, 10.15%, 5/7/2008 convertible to American International Group, Inc.	200,000	164,720
Lehman Brothers Holdings, 11.15%, 4/11/2008 convertible to Citigroup, Inc.	75,000	74,758
Lehman Brothers Holdings, 11.00%, 4/25/2008 convertible to H&R Block, Inc.	75,000	74,776

TOTAL REVERSE CONVERTIBLE NOTES (Cost $2,162,458)		2,048,430

Structured Notes - 1.89%

JP Morgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	99,660
JP Morgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	100,920

TOTAL CERTIFICATES OF DEPOSIT (Cost $194,256)		200,580

Money Market Securities - 8.40%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 3.71% (c)	893,832	893,832

TOTAL MONEY MARKET SECURITIES (Cost $893,832)		893,832

TOTAL INVESTMENTS (Cost $10,956,552) - 100.60%		$ 10,699,045

Liabilities in excess of cash & other assets - (0.60)%		(63,330)

TOTAL NET ASSETS - 100.00%		$ 10,635,715

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2008.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statement of Assets and Liabilities
February 29, 2008
(Unaudited)

Assets
Investments in securities:
At cost	$ 10,956,552
At market value	$ 10,699,045

Receivable due from Advisor (a)	1,202
Receivable for investments sold	350,000
Interest receivable	37,458
Dividend receivable	36,497
Prepaid expenses	9,556
Cash	1,639
Receivable for fund shares sold	1,601
Total assets	11,136,998

Liabilities
Payable for investments purchased	482,488
Payable to transfer agent, fund accountant and fund administrator	6,332
Payable to trustees and officers	2,918
Other accrued expenses	9,545
Total liabilities	501,283

Net Assets	$ 10,635,715

Net Assets consist of:
Paid in capital	$ 10,971,746
Accumulated undistributed net investment income	153,227
Accumulated net realized loss from investment transactions	(231,751)
Net unrealized depreciation on investments	(257,507)

Net Assets	$ 10,635,715

Shares outstanding (unlimited number of shares authorized)	1,055,970

Net Asset Value and offering price per share	$ 10.07

Redemption price per share ($10.07 * .995) (b)	$ 10.02

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statement of Operations
For the six months ended February 29, 2008
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding tax of $724)	$ 105,093
Interest income	151,794
Total Investment Income	256,887

Expenses
Investment Advisor fee (a)	40,282
Administration expense	15,415
Transfer agent expense	11,865
Fund accounting expense	9,945
Registration expense	8,270
Legal expense	6,962
Auditing expense	6,712
Pricing expense	3,132
Trustee expense	2,735
CCO expense	2,735
Custodian expense	2,486
Miscellaneous expense	746
Insurance expense	504
Printing expense	200
Total Expenses	111,989
Less: Fees waived & expenses reimbursed by Advisor (a)	(47,538)
Net operating expenses	64,451
Net Investment Income	192,436

Realized & Unrealized Gain (loss)
Net realized gain (loss) on investment securities	(215,977)
Change in unrealized appreciation (depreciation) on
investment securities	(745,312)
Net realized and unrealized gain (loss) on investment securities	(961,289)
Net decrease in net assets resulting from operations	$(768,853)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Statements of Changes In Net Assets

	Period Ended	Year Ended
Increase (Decrease) in Net Assets:	February 29, 2008	August 31, 2007
Operations:
Net investment income	$ 192,436	$ 277,910
Net realized gain (loss) on investment securities	(215,977)	299,052
Change in unrealized appreciation (depreciation) on investments	(745,312)	279,310
Net increase (decrease) in net assets resulting from operations	(768,853)	856,272

Distributions to Shareholders:
From net investment income	(244,993)	(234,677)
From net realized gain	(242,427)	(183,713)
Change in net assets from distributions	(487,420)	(418,390)

Capital Share Transactions:
Proceeds from Fund shares sold	1,043,457	2,412,446
Reinvestment of distributions	487,420	418,390
Amount paid for Fund shares repurchased	(387,837)	(631,924)
Net increase in net assets resulting
from capital share transactions	1,143,040	2,198,912

Total Increase (Decrease) in Net Assets	(113,233)	2,636,794

Net Assets
Beginning of period	10,748,948	8,112,154

End of period	$ 10,635,715	$ 10,748,948

Accumulated undistributed net investment income
included in net assets at end of period	$ 153,227	$ 205,784

Capital Share Transactions
Shares sold	95,907	214,193
Reinvestment of distributions	45,553	37,557
Shares repurchased	(36,291)	(55,899)

Net increase from capital share transactions	105,169	195,851

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Financial Highlights
(For a share outstanding during the period)
	Six months Ended
	February 29, 2008		Year Ended	Period Ended
	(Unaudited)		August 31, 2007	August 31, 2006

Selected Per Share Data:

Net asset value, beginning of period	$ 11.31		$ 10.75	$ 10.00

Income (loss) from Investment Operations:
Net investment income	0.18		0.29	0.29
Net realized and unrealized gain (loss)	(0.92)		0.79	0.53
Total from investment operations	(0.74)		1.08	0.82

Less Distributions to Shareholders:
From net investment income	(0.25)		(0.29)	(0.07)
From net capital gain	(0.25)		(0.23)	-
Total distributions	(0.50)		(0.52)	(0.07)

Paid in capital from redemption fees (b)	-		-	-

Net asset value, end of period	$ 10.07		$ 11.31	$ 10.75

Total Return (c)	-6.85%	(d)	10.09%	8.24%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 10,636		$ 10,749	$ 8,112
Ratio of expenses to average net assets	1.20%	(e)	1.20%	1.20%
Ratio of expenses to average net assets
before reimbursement	2.08%	(e)	2.21%	3.00%
Ratio of net investment income to
average net assets	3.58%	(e)	2.86%	3.27%
Ratio of net investment income to
average net assets before reimbursement	2.70%	(e)	1.85%	1.47%
Portfolio turnover rate	49.95%		66.98%	82.91%

(a) For the period September 27, 2005 (the date the Fund commenced operations) through August 31, 2006.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Notes to the Financial Statements

February 29, 2008

(Unaudited)

NOTE 1. ORGANIZATION

Archer Balanced Fund (the “Fund”) was organized as a diversified series of Unified Series Trust, an Ohio business trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is total return. The investment advisor to the Fund is Archer Investment Corporation, Inc. (the “Advisor”). The Fund commenced operations on September 27, 2005.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities, held by the Fund, to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 29, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

The Fund may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year) that are linked to individual equity securities. The issuers of these notes make regular interest payments to the holders, but these notes also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended February 29, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At February 29, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules & rates.

Dividends and Distributions - The Fund intends to distribute all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute net realized long term capital gains and net realized short term capital gains to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 29, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund’s average net assets. For the six months ended February 29, 2008, the Advisor earned fees of $40,282 from the Fund before the waiver and reimbursement described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through August 31, 2008 so that net annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) do not exceed 1.20% of the Fund’s average daily net assets. For the six months ended February 29, 2008, the Advisor waived fees and/or reimbursed expenses of $47,538. At February 29, 2008, the Advisor owed the Fund $1,202. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 1.20% expense limitation. As of February 29, 2008, $47,538 may be subject to potential repayment by the Fund through August 31, 2011. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at August 31, 2007, were as follows:

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 29, 2008, Unified earned fees of $15,415 for administrative services provided to the Fund. At February 29, 2008, the Fund owed Unified $5,076 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended February 29, 2008, the Custodian earned fees of $2,486 for custody services provided to the Fund. At February 29, 2008, the Custodian owed the Fund $11.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended February 29, 2008, Unified earned fees of $7,489 from the Fund for transfer agent services and $4,376 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended February 29, 2008, Unified earned fees of $9,945 from the Fund for fund accounting services. At February 29, 2008, the Fund owed Unified $2,452 for transfer agent services and Unified owed the Fund $4,474 for excess out-of-pocket charges. At February 29, 2008, the Fund owed Unified $3,278 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 29, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended February 29, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended February 29, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of February 29, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

As of February 29, 2008, the aggregate cost of securities for federal income tax purposes was $10,956,552.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2008, no shareholder held over 25% of the Fund’s shares.

Archer Balanced Fund

Notes to the Financial Statements - continued

February 29, 2008

(Unaudited)

NOTE 7. DISTRIBUTIONS

On December 27, 2006, the Fund paid an income distribution of $0.2901 per share and a short-term capital gain distribution of $0.2271 per share to shareholders of record on December 26, 2006.

On December 21, 2007, the Fund paid an income distribution of $0.2483 per share, a short-term capital gain distribution of $0.1422 per share and a long-term capital gain distribution of $0.1035 per share to shareholders of record on December 20, 2007.

The tax characterization of distributions for the fiscal year ended August 31, 2007 and the period ended August 31, 2006 was as follows:

As of August 31, 2007, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

As of August 31, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $15,862.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 238-7701 to request a copy of the SAI or to make shareholder inquiries.

RENEWAL OF MANAGEMENT AGREEMENT (Unaudited)

The continuation of the Management Agreement of the Archer Balanced Fund (“Fund”) with Archer Investment Corporation (“Advisor”) was recommended by the Advisor Contract Renewal Committee of the Board (“Committee”) at an in person meeting held on February 10-11, 2008.

The Chairman of the Board reported that on January 30, 2008, Committee of the Board convened via teleconference to consider whether to recommend that the full Board approve the continuance of the Management Agreement between the Trust, on behalf of the Fund, and the Advisor.

The Committee noted as a preliminary matter that no changes were being proposed to the Fund’s Management Agreement. The Committee members noted and acknowledged that the materials specifically provided to them included the following information: (i) executed copies of the Fund’s Management Agreement and current expense cap side letter, (ii) a letter from the Administrator to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Fund, its profitability (if any) from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violations of federal securities laws by the Fund, (iv) the Advisor’s Form ADV, (v) reports provided by the Administrator regarding the Fund’s performance for the past 1-year and comparisons of the same to the Fund’s benchmark(s) and peer group for the same period, and (viii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursement by the Advisor) to its selected peer group – mutual funds with a Morningstar category of “Moderate Allocation” and net assets of $8-$14 million. After discussing the materials, the Committee contacted the Fund’s portfolio manager.

The Committee members noted that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed, in light of the advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment, to be relevant. They noted that this included information regarding compliance matters that had been provided to the Board throughout the year at regular meetings of the Board. As a result, the Committee noted as follows:

(a) The Nature, Extent and Quality of Services – The Committee reviewed the responses from Archer as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the level of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee determined that the Advisor appeared to have adequate experience to manage the Fund from having managed the Fund since its inception in September 2005. In addition, the Advisor also managed private accounts for over eight years using the same balanced strategy used to manage the Fund. The Committee noted that the Advisor also manages private accounts in addition to the Fund through an affiliated advisory firm and, further, engages in private practice as a certified public accountant. The Committee sought and received assurances from the Advisor that its current work load allows sufficient time to devote to Fund matters.

The Advisor advised the Committee that there had been no changes in the management team or other personnel that provided services to the Fund. Also reported there had been no compliance issues, changes to Archer’s compliance program or SEC staff examination during the most-recently completed year. The Committee then asked the Trust’s CCO to discuss Archer’s and the Fund’s compliance matters generally. The CCO informed the Committee the Advisor is prompt and diligent in compliance issues. However, the CCO noted as a potential risk factor that Archer is small firm and that the Advisor serves as both portfolio manager and CCO of Advisor.

(b) Fund Performance – The Committee discussed the Fund’s performance with the Advisor and reviewed other materials provided by the Advisor and the Administrator with respect to performance. The Administrator reported that the Fund returned -0.10% for year ended 12/31/07, compared to 5.49% for S&P 500 and 6.48% for the Dow Jones Conservative Portfolio. The Committee asked the President of the Advisor to explain the Fund’s low performance. The President of the Advisor informed the Committee that the Fund had a large exposure to financial companies (approximately 15%), which was a drag on 2007 performance. He informed the Board that the Fund continues to hold these investments because he believes that these companies are solid, long-term investments.

The Advisor noted that Fund performance has improved in 2008, and that Fund is currently in the top 15% of Morningstar’s Moderate Allocation Funds category for year to date performance and 22% for the past one year. The portfolio manager then compared the Fund’s 2007 returns to those in 2006, and noted that Fund’s performance for 2006 year was 13.21%. He also asked the Committee to consider the performance returns of the Advisor’s “Balanced” composite, which comprises the Fund’s portfolio as well as private accounts that the Advisor managed from 1999 to 2007 using the same strategy as he uses to manage the Fund. The President of the Advisor noted that the composite’s average annual return since inception is 7.58% compared to 3.84% for the S&P 500. The President of the Advisor noted that it remains true to its style box as a “value” manager, while 2007 favored “growth” style managers.

(c) Fee rates and Profitability – The Administrator reported that the Fund’s management fee at 0.75% was higher than its peer group average but significantly lower than the maximum at 1.00%. It also reported that the Fund’s net expense ratio of 1.20% after fee waiver and reimbursement was lower than the peer group’s average of 1.55%. The Committee sought and received assurances from the Advisor that it would contractually agree to continue capping certain operating expenses of the Fund for an additional year.

The Committee noted the Advisor’s representation that the advisory agreement was not profitable, and the Advisor had experienced a net loss from providing services to the Fund during its last fiscal year due to the Fund’s small asset size. The Committee asked and received assurance regarding the Advisor’s ability to pay its obligations under the Management Agreement and expense cap side letter. The Committee noted that the Advisor does not enter into soft dollar arrangements with respect to the Fund’s brokerage commissions. It also noted that the Fund has not yet activated its 12b-1 Distribution Plan.

(d) Economies of Scale – In determining the reasonableness of the advisory fees, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Committee discussed with the Advisor the possibility of adding breakpoints to the Fund’s management fee based on the level of assets. The President of the Advisor advised the Committee that the Advisor would be very amenable to considering ways to reduce Fund expenses once the Fund’s assets have grown and the Advisor is realizing profits from managing the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fees (after waiver and reimbursement by the Fund’s Advisor) were reasonable, and that its members were unanimously recommending that the Board approve the Fund’s Management Agreement. After reviewing and discussing the materials and the Committee’s recommendation, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Advisor, determined that the Management Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and the Advisor is in the best interests of the Archer Balanced Fund and its shareholders and voted to continue the Management Agreement for an additional one year term.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Semi-Annual Report

February 29, 2008

(Unaudited)

Fund Advisor:

StoneRidge Investment Partners, LLC

301 Lindenwood Drive

Suite 310

Malvern, PA 19355

Toll Free: (800) 441-6978

Performance Results

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. FOR MORE INFORMATION ON THE StoneRidge Small Cap Growth Fund, AND TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,OR TO REQUEST A PROSPECTUS, PLEASE CALL 1-800-441-6978. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund’s holdings are subject to change at any time.

The Fund is distributed by Unified Financial Securities, Inc., Indianapolis, IN 46208, Member FINRA.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 1, 1999 (inception date of the Fund) and held through February 29, 2008. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Current performance may be lower or higher than the performance data quoted. FOR MORE INFORMATION ON THE StoneRidge Small Cap Growth Fund, AND TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,OR TO REQUEST A PROSPECTUS, PLEASE CALL 1-800-441-6978. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

Fund Holdings(Unaudited)

1As a percent of net assets.

2Companies with market capitalizations between $100 million and $2 billion, including REITs.

3Companies with market capitalizations less than $100 million or greater than $2 billion.

The StoneRidge Small Cap Growth Fund will normally invest at least 80% of its assets in equity securities of small capitalization U.S. companies. Small capitalization companies include those with market capitalizations between $100 million and $2 billion.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses	(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2007, and held for the entire period through February 29, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

StoneRidge Small Cap Growth Fund	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 through February 29, 2008
Actual	$1,000.00	$788.33	$5.57
Hypothetical**	$1,000.00	$1,018.64	$6.28

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

**Assumes a 5% return before expenses.

StoneRidge Small Cap Growth Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 97.36%	Shares	Value

Agricultural Chemicals - 1.37%
Terra Industries, Inc. (a)	3,650	$ 165,017

Aircraft & Parts - 1.24%
AAR Corp. (a)	5,800	150,162

Air Transportation, Scheduled - 0.57%
Alaska Air Group, Inc. (a)	2,800	68,320

Arrangement Of Transportation Of Freight & Cargo - 0.65%
Pacer International, Inc.	5,100	78,387

Biological Products (No Diagnostic Substances) - 1.85%
Enzon Pharmaceuticals, Inc. (a)	11,100	95,349
Martek Biosciences Corp. (a)	4,450	127,537
		222,886

Construction Machinery & Equipment - 0.70%
Columbus McKinnon Corp. (a)	2,965	84,918

Construction - Special Trade Contractors - 0.88%
Layne Christensen Co. (a)	2,640	105,706

Converted Paper & Paperboard Products - 1.24%
Cenveo, Inc. (a)	9,950	149,648

Crude Petroleum & Natural Gas - 1.85%
Goodrich Petroleum Corp. (a)	6,050	145,986
TXCO Resources, Inc. (a)	5,600	77,952
		223,938

Deep Sea Foreign Transportation of Freight - 1.30%
Euroseas, Ltd.	5,150	72,203
Genco Shipping & Trading, Ltd.	1,450	84,491
		156,694

Drilling Oil & Gas Wells - 0.83%
Hercules Offshore, Inc. (a)	3,946	99,992

Electromedical & Electrotherapeutic Apparatus - 1.89%
ArthroCare Corp. (a)	2,530	101,579
TomoTherapy, Inc. (a)	9,595	126,366
		227,945

Fabricated Rubber Products - 1.66%
GenCorp, Inc. (a)	6,400	66,560
West Pharmaceutical Services, Inc.	3,250	134,225
		200,785

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 97.36% - continued	Shares	Value

Footwear (No Rubber) - 0.24%
Iconix Brand Group, Inc. (a)	1,400	$ 29,092

Functions Related to Depository Banking - 0.52%
Dollar Financial Corp. (a)	2,800	62,916

General Building Contractors - Nonresidential Buildings - 0.90%
Perini Corp. (a)	2,900	108,692

Glass Products, Made of Purchased Glass - 0.64%
Apogee Enterprises, Inc.	5,050	77,719

Household Furniture - 1.56%
Tempur-Pedic International, Inc.	10,800	188,136

In Vitro & In Vivo Diagnostic Substances - 1.60%
Inverness Medical Innovations, Inc. (a)	2,900	85,753
Myriad Genetics, Inc. (a)	2,900	107,358
		193,111

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.53%
Fuel Tech, Inc. (a)	3,200	64,224

Insurance Agents, Brokers & Service - 2.43%
AmTrust Financial Services, Inc.	10,200	170,340
HealthExtras, Inc. (a)	4,450	122,597
		292,937

Laboratory Analytical Instruments - 3.17%
Bruker Corp. (a)	4,600	62,882
Cepheid, Inc. (a)	3,385	93,697
Clinical Data, Inc. (a)	6,442	131,288
IRIS International, Inc. (a)	8,450	95,231
		383,098

Local & Suburban Transit & Interurban Highway Passenger Transportation - 1.46%
Emergency Medical Services Corp. - Class A (a)	7,120	176,078

Miscellaneous Furniture & Fixtures - 0.64%
Knoll, Inc.	5,500	77,440

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.52%
Sauer-Danfoss, Inc.	2,930	62,292

National Commercial Banks - 0.69%
Signature Bank (a)	3,150	83,475

Oil & Gas Field Machinery & Equipment - 0.50%
Newpark Resources, Inc. (a)	13,700	60,691

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 97.36% - continued	Shares	Value

Oil & Gas Field Services - 2.89%
Cal Dive International, Inc. (a)	10,250	$ 106,805
Superior Energy Services, Inc. (a)	2,250	91,552
Willbros Group, Inc. (a)	4,400	150,744
		349,101

Ordnance & Accessories - 0.30%
Smith & Wesson Holding Corp. (a)	7,100	36,352

Paperboard Containers & Boxes - 1.92%
Greif, Inc. - Class A	3,550	232,135

Pharmaceutical Preparations - 5.98%
American Oriental Bioengineering, Inc. (a)	3,725	37,175
Cubist Pharmaceuticals, Inc. (a)	5,445	99,099
Durect Corp. (a)	33,070	164,358
Lexicon Pharmaceuticals, Inc. (a)	34,450	64,077
Rigel Pharmaceuticals, Inc. (a)	5,580	110,596
Sciele Pharma, Inc. (a)	7,400	153,180
XOMA, Ltd. (a)	36,900	93,726
		722,211

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.03%
Hexcel Corp. (a)	6,150	124,168

Printed Circuit Boards - 1.52%
Plexus Corp. (a)	7,400	183,298

Radio & TV Broadcasting & Communications Equipment - 0.52%
Sierra Wireless, Inc. (a)	4,350	62,901

Railroad Equipment - 1.18%
Wabtec Corp.	4,100	141,901

Retail - Auto Dealers & Gasoline Stations - 3.61%
Asbury Automotive Group, Inc.	14,205	199,154
The Pantry, Inc. (a)	7,115	171,187
Penske Automotive Group, Inc.	3,600	64,944
		435,285

Retail - Building Materials, Hardware, Garden Supply - 0.51%
Tractor Supply Co. (a)	1,650	61,776

Retail - Eating Places - 1.15%
AFC Enterprises, Inc. (a)
Benihana, Inc. - Class A (a)	4,730	50,658
Benihana, Inc. (a)	3,275	36,287
CKE Restaurants, Inc.	4,700	52,076
		139,021

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 97.36% - continued	Shares	Value

Retail - Radio, TV & Consumer Electronics Stores - 0.20%
Conn's, Inc. (a)	1,900	$ 24,225

Retail - Women's Clothing Stores - 0.79%
The Wet Seal, Inc. - Class A (a)	33,310	95,267

Secondary Smelting & Refining of Nonferous Metals - 0.66%
Metalico, Inc. (a)	6,850	79,666

Security Brokers, Dealers & Flotation Companies - 2.24%
Calamos Asset Management, Inc. - Class A	4,950	91,030
Interactive Brokers Group, Inc. - Class A (a)	2,750	85,443
Waddell & Reed Financial, Inc. - Class A	3,000	94,020
		270,493

Semiconductors & Related Devices - 7.57%
Applied Micro Circuits Corp. (a)	8,300	61,669
CEVA, Inc. (a)	4,050	34,546
Mellanox Technologies, Ltd. (a)	6,400	97,920
Microtune, Inc. (a)	13,535	68,216
ON Semiconductor Corp. (a)	21,650	129,900
Opnext, Inc. (a)	15,925	73,573
Skyworks Solutions, Inc. (a)	35,000	289,100
Silicon Motion Technology Corp. (a) (b)	10,700	159,109
		914,033

Services - Automotive Repair, Services & Parking - 0.52%
Monro Muffler Brake, Inc.	3,745	62,729

Services - Business Services - 2.55%
PowerSecure International, Inc. (a)	8,150	108,477
Sotheby's	5,900	198,948
		307,425

Services - Commercial Physical & Biological Research - 1.40%
Kendle International, Inc. (a)	3,050	136,671
Pharmacopeia, Inc. (a)	8,740	32,163
		168,834

Services - Computer Integrated Systems Design - 1.01%
MICROS Systems, Inc. (a)	3,800	121,752

Services - Computer Programming Services - 2.32%
Bluephoenix Solutions, Ltd. (a)	6,550	65,303
CIBER, Inc. (a)	14,695	67,597
JDA Software Group, Inc. (a)	8,650	147,656
		280,556

Services - Educational Services - 0.64%
DeVry, Inc.	1,750	76,895

Services - Equipment Rental & Leasing - 1.75%
Rent-A-Center, Inc. (a)	4,850	83,177
United Rentals, Inc. (a)	6,400	128,640
		211,817

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 97.36% - continued	Shares	Value

Services - Help Supply Services - 0.54%
Compass Diversified Holdings	4,750	$ 64,600

Services - Legal Services - 0.96%
CRA International, Inc. (a)	3,050	115,839

Services - Management Consulting Services - 0.69%
Harris Interactive, Inc. (a)	11,700	31,707
LECG Corp. (a)	5,450	51,775
		83,482

Services - Medical Laboratories - 0.99%
Genoptix, Inc. (a)	4,660	119,622

Services - Miscellaneous Health & Allied Services - 1.21%
Healthways, Inc. (a)	4,250	145,988

Services - Personal Services - 1.89%
Steiner Leisure, Ltd. (a)	6,950	228,099

Services - Prepackaged Software - 3.91%
Art Technology Group, Inc. (a)	70,900	239,642
Commvault Systems, Inc. (a)	3,400	47,600
Sybase, Inc. (a)	6,950	185,009
		472,251

Services - To Dwellings & Other Buildings - 1.10%
ABM Industries, Inc.	6,695	132,963

Surgical & Medical Instruments & Apparatus - 5.03%
Haemonetics Corp. (a)	3,350	194,635
LifeCell Corp. (a)	2,465	99,463
Orthofix International N.V. (a)	3,200	128,160
Orthovita, Inc. (a)	22,955	65,881
SonoSite, Inc. (a)	4,050	119,192
		607,331

Telephone & Telegraph Apparatus - 2.45%
ADTRAN, Inc.	6,600	121,572
Polycom, Inc. (a)	8,000	174,400
		295,972

Television Broadcasting Stations - 2.76%
Gray Television, Inc.	8,350	48,430
LIN TV Corp. - Class A (a)	4,810	49,399
Nexstar Broadcasting Group, Inc. - Class A (a)	3,805	28,157
Sinclair Broadcast Group, Inc. - Class A	22,390	206,660
		332,646

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.14%
Anixter International, Inc. (a)	3,950	258,290

TOTAL COMMON STOCKS (Cost $13,289,763)		11,753,223

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 0.73%
Capstead Mortgage Corp.	1,025	$ 17,650
MFA Mortgage Investments, Inc.	7,380	70,553

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $68,223)		88,203

Money Market Securities - 3.07%
Fidelity Institutional Prime Money Market Portfolio - Class I, 3.66% (c)	370,755	370,755

TOTAL MONEY MARKET SECURITIES (Cost $370,755)		370,755

TOTAL INVESTMENTS (Cost $13,728,741) - 101.16%		$ 12,212,181

Liabilities in excess of other assets - (1.16)%		(139,633)

TOTAL NET ASSETS - 100.00%		$ 12,072,548

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at February 29, 2008.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Statement of Assets and Liabilities
February 29, 2008
(Unaudited)

Assets:
Investments in securities:
At cost	$ 13,728,741
At market value	$ 12,212,181

Receivable for investments sold	173,450
Receivable for Fund Shares sold	3,254
Dividends receivable	2,420
Interest receivable	1,096
Prepaid expenses	1,783
Total assets	12,394,184

Liabilities:
Payable for investments purchased	300,236
Accrued advisory fees (a)	1,950
Accrued trustee and officer fees	2,084
Payable to administrator, fund accountant and transfer agent	8,470
Payable to custodian	308
Other accrued expenses	8,588
Total liabilities	321,636

Net Assets:	$ 12,072,548

Net Assets consist of:
Paid in capital	$ 17,095,541
Accumulated undistributed net investment (loss)	(37,088)
Accumulated net realized (loss) on investments	(3,469,345)
Net unrealized depreciation on investments	(1,516,560)

Net Assets:	$ 12,072,548

Shares outstanding (unlimited number of shares authorized)	2,078,707

Net asset value and offering
price per share	$ 5.81

Redemption price per share ($5.81* 98%) (b)	$ 5.69

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 2% redemption fee on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Statement of Operations
For the six months ended February 29, 2008
(Unaudited)

Investment Income
Dividend income	$ 41,806
Interest income	10,306
Total Income	52,112

Expenses
Investment advisor fee (a)	71,359
Administration expenses	15,665
Transfer agent expenses	10,143
Fund accounting expenses	9,944
Custodian expenses	6,465
Auditing expenses	6,215
Legal expenses	4,972
Pricing expenses	3,878
CCO expense	2,586
Trustee expense	2,586
Insurance expenses	1,516
Miscellaneous expenses	845
Registration expenses	845
Printing expenses	448
Total Expenses	137,467
Fees waived by advisor (a)	(48,267)
Total operating expenses	89,200
Net Investment (Loss)	(37,088)

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities	(1,747,267)
Change in unrealized depreciation on investment securities	(1,460,026)
Net realized and unrealized loss on investment securities	(3,207,293)
Net decrease in net assets resulting from operations	$ (3,244,381)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Statements of Changes in Net Assets

	Six months ended
	February 29, 2008	Year ended
Increase (Decrease) in Net Assets from:	(Unaudited)	August 31, 2007

Operations:
Net investment (loss)	$ (37,088)	$ (194,730)
Net realized gain (loss) on investment securities	(1,747,267)	4,839,290
Change in net unrealized appreciation (depreciation)	(1,460,026)	63,650
Net increase (decrease) in net assets resulting from operations	(3,244,381)	4,708,210

Capital Share Transactions:
Proceeds from shares sold	460,324	2,537,557
Amount paid for shares repurchased	(510,662)	(20,054,936)
Net (decrease) in net assets resulting
from share transactions	(50,338)	(17,517,379)
Total (Decrease) in Net Assets	(3,294,719)	(12,809,169)

Net Assets:
Beginning of period	15,367,267	28,176,436

End of period	$ 12,072,548	$ 15,367,267

Accumulated net investment income
included in net assets at end of period	$ -	$ -

Capital Share Transactions:
Shares sold	68,031	367,676
Shares repurchased	(75,781)	(2,805,090)

Net (decrease) from capital share transactions	(7,750)	(2,437,414)

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Financial Highlights
(For a share outstanding during the period)

	Six months
	ended February 29, 2008 (Unaudited)	Year ended August 31, 2007	Year ended August 31, 2006	Year ended August 31, 2005	Year ended August 31, 2004	Year ended August 31, 2003
Selected Per Share Data
Net asset value, beginning of period	$ 7.37	$6.23	$6.39	$5.23	$5.07	$3.76

Income from investment operations
Net investment (loss)	(0.02)	(0.09)	(0.06)	(0.06)	(0.05) (a)	(0.04) (a)
Net realized and unrealized gain (loss)	(1.54)	1.23	(0.10)	1.22	0.21	1.35
Total from investment operations	(1.56)	1.14	(0.16)	1.16	0.16	1.31

Paid in capital from redemption fees (b)	-	-	-	-	-	-

Net asset value, end of period	$5.81	$7.37	$6.23	$6.39	$5.23	$5.07

Total Return (c)	-21.17%(d)	18.30%	-2.50%	22.18%	3.16%	34.84%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 12,073	$ 15,367	$ 28,176	$ 30,438	$ 26,417	$ 33,176
Ratio of expenses to average net assets	1.25%(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
before waiver & reimbursement	1.93%(e)	1.57%	1.45%	1.47%	1.43%	1.47%
Ratio of net investment (loss) to
average net assets	(0.52)% (e)	(0.79)%	(0.88)%	(0.98)%	(0.96)%	(0.97)%
Ratio of net investment (loss) to
average net assets before waiver & reimbursement	(1.20)% (e)	(1.11)%	(1.08)%	(1.20)%	(1.14)%	(1.19)%
Portfolio turnover rate	89.82%	176.54%	111.35%	119.62%	119.36%	105.64%

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(Unaudited)

NOTE 1. ORGANIZATION

The StoneRidge Small Cap Growth Fund (the “Fund”), formerly the StoneRidge Small Cap Equity Fund, was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Fund acquired all the assets of the StoneRidge Small Cap Growth Fund, a series of Ameriprime Advisors Trust (the “Predecessor Fund”), on January 3, 2003, in a tax-free reorganization. The Predecessor Fund commenced operations on October 1, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is long-term capital growth. The investment advisor to the Fund is StoneRidge Investment Partners, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities, held by the Fund, to meet their obligations may be affected by the economical and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s net asset value calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income– The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – The Fund intends to distribute all of its net investment income as dividends to shareholders on at least an annual basis. The Fund intends to distribute net realized long-term capital gains and net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended February 29, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At February 29, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended February 29, 2008, before the waivers disclosed below, the Advisor earned a fee of $71,359 from the Fund. At February 29, 2008, the Advisor was owed $1,950 from the Fund for its advisory services.

The Advisor has contractually agreed through December 31, 2008, to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) do not exceed 1.25% of the Fund’s average daily net assets. For the six months ended February 29, 2008, the Advisor waived fees of $48,267.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended February 29, 2008, Unified earned fees of $15,665 for administrative services provided to the Fund. At February 29, 2008, the Fund owed Unified $5,665 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended February 29, 2008, the Custodian earned fees of $6,465 for custody services provided to the Fund. At February 29, 2008, the Fund owed the Custodian $308 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended February 29, 2008, Unified earned fees of $7,757 from the Fund for transfer agent services and $2,386 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended February 29, 2008, Unified earned fees of $9,944 from the Fund for fund accounting services. At February 29, 2008, the Fund owed Unified $2,552 for transfer agent services and $3,276 for fund accounting services. At February 29, 2008, Unified owed the Fund $3,023 for out-of-pocket expenses.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended February 29, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended February 29, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of February 29, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

At February 29, 2008, the aggregate cost of securities for federal income tax purposes was $13,728,741.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2008, Charles Schwab & Co., for the benefit of others, was the record owner of 56.55% of the outstanding shares of the Fund. As a result, Charles Schwab & Co. may be deemed to control the Fund. StoneRidge Investment Partners, LLC, the Fund’s Advisor, owns 8.62% of the Fund’s outstanding shares.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At August 31, 2007, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,716,026. This carryforward expires as follows:

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

StoneRidge Small Cap Growth Fund

Notes to the Financial Statements

February 29, 2008

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions during the fiscal years ended August 31, 2007 and 2006.

As of August 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of August 31, 2007, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $6,052.

There were no distributions during the six month period ending February 29, 2008.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes information about the trustees and is available, without charge, upon request. You may call toll-free (800) 943-5550 to request a copy of the SAI or to make shareholder inquiries.

RENEWAL OF MANAGEMENT AGREEMENT (Unaudited)

The continuation of the Management Agreement of the StoneRidge Small Cap Growth Fund (the “Fund”) with StoneRidge Investment Partners, LLC (the “Advisor”) was recommended by the Advisor Contract Renewal Committee (the “Committee”) of the Board, and approved by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the Independent Trustees and each an “Independent Trustee”) at an in-person meeting held on November 11, 2007.

At the November 11, 2007 meeting the Chairman of the Board noted that all participants acknowledged receiving and reviewing the materials compiled by the Administrator and provided in advance of the meeting. He also noted that no changes had been proposed to the Fund’s management agreement or expense cap side letter. Materials provided to the Committee included the following information: (i) executed copies of the Fund’s management agreement and current expense cap side letter, (ii) a letter from the Administrator to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Fund, its profitability from managing the Fund and ideas for future growth for the Fund, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) a summary of any recent SEC staff examination of the Fund or the Advisor (to the extent not previously provided to the Board), (v) the Advisor’s Form ADV Part II, (vi) financial statements for the year ended December 31, 2006, (vii) reports provided by the Administrator regarding the Fund’s performance for the past 1-, 3- and 5-year periods, as well as its year-to-date performance, and comparisons of the same to the Fund’s benchmark(s) and peer group for the same periods, and (viii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator. After discussing the materials, a trustee stated that the Committee had contacted the Advisor, who participated via teleconference for a portion of the Committee meeting and responded to questions from the Committee.

The Committee members reported that they had received and evaluated such information as they deemed necessary to make their recommendation that the Management Agreement be renewed. The Committee also reported that they had taken into account a number of factors that they believed, in light of their business judgment, to be relevant. They noted that this included information regarding the Advisor that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Fund’s management arrangements. As a result, the Committee noted as follows:

As to the nature, extent, and quality of the services provided by the Advisor to the Fund, the Committee reviewed the responses from the Advisor as to the resources provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the level of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee determined that the Advisor’s resources appear adequate, and specifically noted that the Advisor’s six-person investment committee is jointly responsible for managing the Fund. The Committee noted that each member of the Advisor’s investment team appears to have the necessary experience to manage the Fund. The Committee members then noted that the Advisor also provides the support of various administrative staff, including research analysts, traders and a compliance officer who monitors the Fund’s portfolio on a regular basis.

The Committee noted that the Fund’s portfolio managers also manage other accounts in addition to the Fund. The Committee sought and received assurances from the Advisor’s chief investment officer that the portfolio managers’ current work load allows sufficient time to devote to Fund matters. The Committee noted that the Advisor was not proposing any changes to the level of services provided to the Fund.

The Committee then reviewed various compliance reports provided by the Advisor and the Fund’s Administrator to the Board throughout the year and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year. The Committee also noted that the Advisor was not proposing any material changes to its compliance program. It also noted the representation from the Advisor that there was no material litigation against the Advisor, but that the Advisor was involved in some ongoing securities litigation as a lead plaintiff, which litigation was not related to the Fund.

The Committee then discussed the Fund’s performance with the Advisor’s chief investment officer and reviewed other materials provided by the Advisor and the Administrator with respect to such performance. The Committee noted that the Fund’s benchmark was the Russell 2000 Growth Index, and its peer group, as determined by the Administrator, was the “Small Growth Equity Funds” Morningstar category. The Committee noted that the Fund had good long-term performance and had consistently provided a positive, stable return to investors. It noted that the Administrator reported that the Fund had outperformed its benchmark during the year-to-date (10.13% versus 9.35% for the Russell 2000 Growth Index).

RENEWAL OF MANAGEMENT AGREEMENT - continued - (Unaudited)

Further, the Committee evaluated the Advisor’s fee rates and profitability. The Committee noted that, at 1.00%, the Fund’s management fee was slightly higher than its peer group average of 0.91%, but significantly lower than the maximum at 1.50%. It also noted that the Fund’s management fee was comparable to the fees charged on the Advisor’s comparable private accounts. The Committee then sought and received assurances from the Advisor’s chief investment officer that the Advisor will contractually agree to continue capping certain operating expenses of the Fund through December 2008. The Administrator noted that total operating expenses (excluding certain expenses such as brokerage and acquired fund fees and expenses) were capped at 1.25% for the Fund. The Administrator reported that, after fee waiver and reimbursement, the Fund’s total operating expenses (excluding certain expenses such as brokerage and acquired fund fees and expenses) were well below its peer group average (1.25% compared to 1.76%).

The Committee reviewed the Advisor’s financial statements as of the year ended December 31, 2006. It noted that the Fund represented approximately 2% of the total assets managed by the Advisor. It noted that the Advisor expects to experience a loss from managing the fund during the calendar year 2007 as a result of the drop in the Fund’s assets during the year. The Committee noted that, during the Fund’s last fiscal year, the Advisor was obligated to waive a portion of its advisory fees.

The Committee noted that the Advisor had reported entering into soft dollar arrangements pursuant to which a portion of the Fund’s brokerage commissions are directed to brokers and dealers who provide the Advisor with research services, and that less than half of the commissions to brokers during the Fund’s last fiscal year were soft dollar-related. The Committee sought and received assurances from the Advisor that it had adopted sufficient trading policies, including policies to ensure that its soft dollar practices were in compliance with regulatory requirements and were in the best interest of the Fund and its shareholders.

In determining the reasonableness of the advisory fees, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees. The Committee noted that the Fund’s total expense ratio is lower than its peer group’s average. It also noted that although the Fund’s assets are growing, it did not appear that the Advisor experienced any significant economies of scale as the Advisor continued to waive its management fee and/or reimburse Fund expenses. Further, the Board noted that the Advisor had agreed to continue its expense cap agreement with the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fee (after waiver and reimbursement by Advisor) was reasonable and that its members unanimously recommended that the Board approve the Fund’s Management Agreement. After reviewing and discussing the materials and the Committee’s recommendation, the Board, including such trustees who are not “interested persons” (within the meaning of the Investment Company Act of 1940), of the Trust, determined that the Management Agreement was reasonable and renewed it for an additional year.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 934-5550 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony Ghoston, President

John C. Swhear, Senior Vice President

William J. Murphy, Interim Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

StoneRidge Investment Partners, L.L.C.

301 Lindenwood Dr, Suite 310

Malvern, PA 19355

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)    Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)        Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*               /s/ Anthony Ghoston

Anthony Ghoston, President

Date	_05/05/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*           /s/ Anthony Ghoston

Anthony Ghoston, President

Date	05/05/2008

By

*             /s/ William J. Murphy

William J. Murphy, Interim Treasurer

Date	05/01/2008